SHARE BASED COMPENSATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Oct. 10, 2014 installment	Feb. 28, 2022 shares	Aug. 31, 2021 shares	Aug. 31, 2014 installment shares	Aug. 31, 2009 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2019 shares	Jul. 31, 2009 shares
SHARE BASED COMPENSATION
Number of vesting increments | installment				5
Market value of ordinary shares | (per share)						¥ 71.18				$ 10.22
Intrinsic value of options exercised | ¥						¥ 8,000		¥ 6,000	¥ 297,000
Cash received from the exercise of share options						¥ 5,000	$ 729	¥ 10,185	¥ 114,758
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						172,000		347,536	716,748		4,555,288
Share-Based Payment Arrangement, Option
SHARE BASED COMPENSATION
Number of vesting increments | installment	5
Restricted shares
SHARE BASED COMPENSATION
Unrecognized share-based compensation expense | ¥						¥ 256,000		¥ 20,000	¥ 0
Number of restricted shares issued						6,814,460		318,600
2014 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued				12,796,745
Contractual life				10 years
2009 Plan
SHARE BASED COMPENSATION
Ordinary shares that may be issued												9,325,122
Contractual life					7 years
2009 Plan | Share-based Payment Arrangement, Employee
SHARE BASED COMPENSATION
Options granted					953,200
Share-based compensation arrangement by share-based payment award, award vesting period					36 months
Long-term incentive plan 2021 | Restricted shares
SHARE BASED COMPENSATION
Contractual life			5 years
Share-based compensation arrangement by share-based payment award, award vesting period			10 years
Number of restricted shares issued			354,000
Long-term incentive plan 2022 | Restricted shares
SHARE BASED COMPENSATION
Contractual life		3 years
Share-based compensation arrangement by share-based payment award, award vesting period		12 years
Number of restricted shares issued		16,684,600